Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
Note 6 — Leases
The Company does not own any real estate. The majority of the Company’s liability primarily consists of the Company’s international office spaces and warehouse all of which are classified as operating leases. The
Company’s finance leases relate to leased equipment such as office and warehouse equipment. The finance lease balances are not material but are included in property and equipment, other accrued liabilities, and other long-term liabilities of the Consolidated Balance Sheets. Lease terms include the non-cancellable
portion of the underlying leases along with any reasonably certain lease periods associated with available renewal periods, termination options and purchase options. The Company’s leases do not contain significant restrictive provisions nor residual value guarantees.
Operating and finance lease ROU liabilities are recognized at the lease commencement date based on the present value of the fixed lease payments using the Company’s incremental borrowing rates for its population of leases. Related operating and finance lease ROU assets are recognized based on the initial present value of the fixed lease payments, reduced by cash payments received from landlords as lease incentives, plus any prepaid rent and other direct costs from executing the leases. The interest expense amortization component of the finance lease ROU liabilities is recorded within interest expense on the Consolidated Statements of Comprehensive Loss. ROU assets are tested for impairment in the same manner as long-lived assets.
Operating ROU assets and liabilities as of December 31, 2021 comprises the following:

(in thousands) Assets	Balance Sheet Classification	December 31, 2021
Operating lease assets	Right-of-use assets, net	$14,992
Liabilities
Operating	Lease liabilities, current	$3,712
Operating	Lease liabilities, non-current	$12,781

Total lease liabilities		$16,493

Total lease cost for the year ended December 31, 2021 is below. The variable lease costs were not included in the measurement of the lease liabilities. These primarily include property taxes, property insurance, and common area maintenance expenses.

(in thousands)	Statement of Operations Classification	December 31, 2021
Operating lease cost
Operating lease cost	Cost of sales	$811
Operating lease cost	Selling, General and administrative	2,535

		3,346
Short-term lease cost
Short-term lease cost	Selling, General and administrative	879

		879
Variable lease cost
Variable lease cost	Cost of sales	236
Variable lease cost	Selling, General and administrative	270

		506

Total operating lease cost		$4,731

The following table summarizes future lease payments as of December 31, 2021:

(in thousands)	Operating Leases
2022	$4,117
2023	4,023
2024	3,294
2025	981
2026	885
Thereafter	4,795

Total	18,095
Less: Imputed Interest	(1,602)

Present value of net lease payments	$16,493

Prior to the adoption of ASC 842, the future minimum operating lease commitments as of December 31, 2020 under ASC 840 is below. Prior year rent expense under ASC 840 was $3.7 million.

(in thousands)	Operating Lease
2021	$2,617
2022	2,432
2023	2,114
2024	2,048
2025	669

Total	$9,880

The following table includes supplemental lease information:

Supplemental Cash Flow Information (dollars in thousands)	Total
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$3,041

Total	$3,041

Lease liabilities arising from new ROU assets
Operating leases	$5,707
Weighted average remaining lease term (in years)
Operating leases	6.3
Weighted average discount rate
Operating leases	2.75%